Segmental analysis - Notable items (Details) - USD ($) $ in Millions			7 Months Ended	9 Months Ended	12 Months Ended
		Mar. 13, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Disposals, acquisitions and related costs					$ 1,298	$ (2,737)	$ 0
Fair value movements on financial instruments					14	(618)	(221)
Restructuring and other related costs					0	(247)	(307)
Disposal losses on Markets Treasury repositioning					(977)	0	0
Operating expenses
Disposals, acquisitions and related costs					(321)	(18)	0
Impairment of non-financial items					0	0	(587)
Reversal of provisions for restructuring and other related costs					136
Restructuring and other related costs						(2,882)	(1,836)
Impairment of interest in associate					3,000	0	0
Provisional gain on acquisition	[1],[2]				1,591	0	$ 0
Bank of Communications Co., Limited
Operating expenses
Impairment loss recognised in profit or loss				$ 3,000	3,000	$ 0
Silicon Valley Bank UK Limited
Operating expenses
Provisional gain on acquisition		$ 1,591	$ 100		$ 1,600

[1]	Provisional gain recognised in respect of the acquisition of SVB UK.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.